Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Schedule of restricted shares and DSU's rollforward
The following table reconciles the number of restricted shares, ESVP awards, PSUs and DSUs for the year ended December 31, 2020:

	Restricted Shares	ESVP	PSUs (1)	DSUs
Balance, beginning of year	3,636,194	—	2,920,444	319,891
Granted	4,614,158	11,635,961	1,736,055	958,372
Redeemed	(2,889,030)	—	(615,577)	—
Forfeited	(657,193)	(1,186,578)	(251,233)	—
Balance, end of year	4,704,129	10,449,383	3,789,689	1,278,263
(1)Based on underlying units before any effect of performance multipliers.
The following table reconciles the number of restricted shares, PSUs and DSUs for the year ended December 31, 2019:

	Restricted Shares	PSUs (1)	DSUs
Balance, beginning of year	3,241,684	2,246,314	301,614
Granted	4,482,755	2,607,826	239,030
Redeemed	(3,504,004)	(1,630,736)	(220,753)
Forfeited	(584,241)	(302,960)	—
Balance, end of year	3,636,194	2,920,444	319,891
(1)Based on underlying units before any effect of performance multipliers.
The following tables provide summary information regarding stock options outstanding as at December 31, 2020:

	Stock Options (number of units)	Weighted average exercise price ($)
Balance, beginning of year	2,833,342	7.59
Granted	3,345,412	1.10
Forfeited	(102,832)	7.16
Expired	(135,051)	8.66
Balance, end of year	5,940,871	3.92

Summarized Information Regarding Stock Options Outstanding
The following tables provide summary information regarding stock options outstanding as at December 31, 2019:

	Stock Options (number of units)	Weighted average exercise price ($)
Balance, beginning of year	2,048,115	10.03
Granted	1,221,025	4.03
Forfeited	(374,673)	8.94
Expired	(61,125)	10.06
Balance, end of year	2,833,342	7.59
The following table summarizes information regarding stock options outstanding as at December 31, 2020:

Number of stock options outstanding	Weighted average exercise price per share for options outstanding ($)	Vest year	Weighted average remaining term (years)	Number of stock options exercisable	Weighted average exercise price per share for options exercisable ($)
303,458	10.04	2019	4.02	303,458	10.04
519,092	7.55	2020	4.54	519,092	7.55
1,198,126	3.95	2021	5.50	—	—
1,486,191	5.14	2022	5.21	—	—
1,095,838	2.24	2023	5.87	—	—
1,338,166	1.10	2024	6.25	—	—

Share-based Payment Arrangements, Schedule of Assumptions Used
The Company estimates the fair value of stock options on the date of the grant using a Black-Scholes option pricing model. The following weighted average assumptions were used to estimate the fair value of the stock options at their grant date:

	2020	2019
Grant date share price ($)	1.10	4.03
Exercise price ($)	1.10	4.03
Expected annual dividends ($)	0.01	0.04
Expected volatility (%)	51.93%	40.11%
Risk-free interest rate (%)	0.59%	1.64%
Expected life of stock option (years)	4.9	4.9
Fair value per stock option ($)	0.45	1.36